Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

September 30, 2019

VCSP-QTLY-1119
1.856924.112

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Beverages - 25.0%
Brewers - 1.6%
Anheuser-Busch InBev SA NV	20,700	$1,970,217
Beijing Yanjing Brewery Co. Ltd. (A Shares)	882,479	717,257
Boston Beer Co., Inc. Class A (a)	1,200	436,896
Budweiser Brewing Co. APAC Ltd. (a)(b)	163,300	587,552
		3,711,922
Distillers & Vintners - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	23,900	4,953,992
Kweichow Moutai Co. Ltd. (A Shares)	1,850	297,621
		5,251,613
Soft Drinks - 21.1%
Coca-Cola European Partners PLC	27,400	1,519,330
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	10,200	618,324
Coca-Cola West Co. Ltd.	6,250	140,538
Fever-Tree Drinks PLC	263	7,835
Keurig Dr. Pepper, Inc. (c)	94,200	2,573,544
Monster Beverage Corp. (a)	190,300	11,048,818
PepsiCo, Inc.	77,106	10,571,233
The Coca-Cola Co.	420,438	22,888,645
		49,368,267

TOTAL BEVERAGES		58,331,802

Food & Staples Retailing - 10.6%
Drug Retail - 1.3%
Walgreens Boots Alliance, Inc.	54,600	3,019,926
Food Distributors - 3.0%
Performance Food Group Co. (a)	21,600	993,816
Sysco Corp.	48,300	3,835,020
U.S. Foods Holding Corp. (a)	52,600	2,161,860
		6,990,696
Food Retail - 2.0%
Kroger Co.	168,652	4,347,849
Sprouts Farmers Market LLC (a)	27,000	522,180
		4,870,029
Hypermarkets & Super Centers - 4.3%
BJ's Wholesale Club Holdings, Inc. (a)	2,900	75,023
Costco Wholesale Corp.	22,600	6,511,286
Walmart, Inc.	28,904	3,430,327
		10,016,636

TOTAL FOOD & STAPLES RETAILING		24,897,287

Food Products - 18.6%
Agricultural Products - 0.9%
Bunge Ltd.	19,300	1,092,766
Darling International, Inc. (a)	56,300	1,077,019
		2,169,785
Packaged Foods & Meats - 17.7%
B&G Foods, Inc. Class A (c)	17,700	334,707
Conagra Brands, Inc.	92,800	2,847,104
Danone SA	47,456	4,180,006
Freshpet, Inc. (a)	48,300	2,403,891
General Mills, Inc.	55,800	3,075,696
JBS SA	353,800	2,792,116
Kellogg Co.	16,400	1,055,340
Lamb Weston Holdings, Inc.	6,700	487,224
Mondelez International, Inc.	135,200	7,479,264
Muyuan Foodstuff Co. Ltd. (A Shares)	61,432	605,868
Post Holdings, Inc. (a)	8,700	920,808
SunOpta, Inc. (a)	28,900	52,020
The Hain Celestial Group, Inc. (a)(c)	19,180	411,891
The J.M. Smucker Co.	30,400	3,344,608
The Kraft Heinz Co.	161,800	4,519,883
TreeHouse Foods, Inc. (a)	46,400	2,572,880
Tyson Foods, Inc. Class A	41,700	3,592,038
Wens Foodstuffs Group Co. Ltd. (A Shares)	103,505	538,350
		41,213,694

TOTAL FOOD PRODUCTS		43,383,479

Household Products - 18.4%
Household Products - 18.4%
C&S Paper Co. Ltd. (A Shares)	594,361	1,035,175
Colgate-Palmolive Co.	55,490	4,079,070
Energizer Holdings, Inc.	21,000	915,180
Essity AB Class B	138,800	4,050,898
Procter & Gamble Co.	190,607	23,707,697
Reckitt Benckiser Group PLC	5,164	403,202
Spectrum Brands Holdings, Inc.	165,600	8,730,432
		42,921,654
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
Ocado Group PLC (a)	50,500	821,170
Multiline Retail - 1.0%
General Merchandise Stores - 1.0%
Dollar General Corp.	4,900	778,806
Dollar Tree, Inc. (a)	13,800	1,575,408
		2,354,214
Personal Products - 11.6%
Personal Products - 11.6%
Avon Products, Inc. (a)	579,815	2,551,186
Coty, Inc. Class A	1,009,364	10,608,416
Edgewell Personal Care Co. (a)	149,200	4,847,508
Estee Lauder Companies, Inc. Class A	6,300	1,253,385
Ontex Group NV	130,200	2,342,959
Unilever NV	93,086	5,589,573
		27,193,027
Tobacco - 11.4%
Tobacco - 11.4%
Altria Group, Inc.	286,496	11,717,686
British American Tobacco PLC sponsored ADR	42,796	1,579,172
Philip Morris International, Inc.	175,334	13,313,111
		26,609,969
TOTAL COMMON STOCKS
(Cost $185,595,932)		226,512,602

Convertible Preferred Stocks - 1.1%
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
The Honest Co., Inc.:
Series D (a)(d)(e)	32,783	1,500,150
Series E (a)(d)(e)	51,008	999,757
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,499,988)		2,499,907

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.96% (f)	4,627,799	4,628,724
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)	2,652,435	2,652,700
TOTAL MONEY MARKET FUNDS
(Cost $7,281,424)		7,281,424
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $195,377,344)		236,293,933
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,595,726)
NET ASSETS - 100%		$233,698,207

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $587,552 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,499,907 or 1.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986
The Honest Co., Inc. Series E	9/28/17	$1,000,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,837
Fidelity Securities Lending Cash Central Fund	3,820
Total	$26,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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